Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories
Schedule of inventories, net of provision for excess and obsolete inventories

	December 31,
	2018	2017
	(in US$’000)
Raw materials	652	314
Finished goods	11,657	11,475
	12,309	11,789